MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000




                                        April 25, 2003



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: MFS(R)Series Trust X (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R)Conservative Allocation Fund, MFS(R)Moderate Allocation Fund, MFS(R)Growth Allocation Fund and MFS(R)Aggressive Growth Allocation Fund

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Supplement dated April 1, 2003 to the current Statement of Additional Information - Part II of the above-named funds. The Supplement was filed electronically with the Securities and Exchange Commission on April 1, 2003, pursuant to Rule 497(e) under the Securities Act of 1933 (EDGAR Accession No. 0000912938-03-000142).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Supplement filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant Clerk
                                        of the Trusts